JPMorgan SmartRetirement® 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 89.5%
Alternative Assets — 3.9%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,140	16,205

Fixed Income — 7.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	476	5,658
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	911	7,708
JPMorgan Corporate Bond Fund Class R6 Shares (a)	354	3,666
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	222	1,736
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	224	1,741
JPMorgan High Yield Fund Class R6 Shares (a)	1,202	8,641
JPMorgan Income Fund Class R6 Shares (a)	155	1,474

Total Fixed Income		30,624

International Equity — 33.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,678	36,320
JPMorgan International Equity Fund Class R6 Shares (a)	1,070	21,703
JPMorgan International Focus Fund Class R6 Shares (a)	1,739	46,318
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	1,654	32,502

Total International Equity		136,843

U.S. Equity — 45.1%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	1,101	36,787
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	59	4,391
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	70	2,123
JPMorgan Small Cap Value Fund Class R6 Shares(a)	77	2,553
JPMorgan U.S. Equity Fund Class R6 Shares (a)	2,164	43,531
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	1,284	43,527
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,332	53,984

Total U.S. Equity		186,896

TOTAL INVESTMENT COMPANIES (Cost $309,488)		370,568

EXCHANGE-TRADED FUNDS — 4.4%
Alternative Assets — 1.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	61	5,238

Fixed Income — 0.9%
JPMorgan High Yield Research Enhanced ETF (a)	71	3,648

U.S. Equity — 2.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	109	9,307

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,208)		18,193

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $2,324)	2,299	2,324

	Shares (000)
SHORT-TERM INVESTMENTS — 3.1%
INVESTMENT COMPANIES — 3.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $12,693)	12,693	12,693

Total Investments — 97.6% (Cost $340,713)		403,778
Other Assets Less Liabilities — 2.4%		9,933

Net Assets — 100.0%		413,711

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	23	06/2021	USD	825	(1)
EURO STOXX 50 Index	90	06/2021	EUR	4,085	92
FTSE 100 Index	21	06/2021	GBP	1,934	(11)
MSCI EAFE E-Mini Index	109	06/2021	USD	11,947	(18)
MSCI Emerging Markets E-Mini Index	21	06/2021	USD	1,390	1
Russell 2000 E-Mini Index	66	06/2021	USD	7,337	(350)
S&P 500 E-Mini Index	34	06/2021	USD	6,749	38
TOPIX Index	23	06/2021	JPY	4,080	81

					(168)

Short Contracts
Long Gilt	(56)	06/2021	GBP	(9,851)	10

					(158)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1– Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$18,193	$—	$—	$18,193
Investment Companies	370,568	—	—	370,568
U.S. Treasury Obligations	—	2,324	—	2,324
Short-Term Investments
Investment Companies	12,693	—	—	12,693

Total Investments in Securities	$401,454	$2,324	$—	$403,778

Appreciation in Other Financial Instruments
Futures Contracts	$222	$—	$—	$222
Depreciation in Other Financial Instruments
Futures Contracts	(380)	—	—	(380)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(158)	$—	$—	$(158)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$2,690	$3,359	$1,308	$(106)	$603	$5,238	61	$68	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	7,647	498	98	2,060	9,307	109	40	—
JPMorgan Core Bond Fund Class R6 Shares (a)	4,089	1,804	—	—	(235)	5,658	476	86	84
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,025	324	3,428	81	(294)	7,708	911	184	140
JPMorgan Corporate Bond Fund Class R6 Shares (a)	2,594	1,221	—	—	(149)	3,666	354	58	54
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	571	1,203	—	—	(38)	1,736	222	26	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	22,739	7,495	2,624	234	8,476	36,320	1,678	501	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	538	1,248	—	—	(45)	1,741	224	25	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	32,020	11,589	14,923	1,336	6,765	36,787	1,101	152	4,180
JPMorgan High Yield Fund Class R6 Shares (a)	6,688	7,130	6,096	17	902	8,641	1,202	399	—
JPMorgan High Yield Research Enhanced ETF (a)	—	3,676	—	—	(28)	3,648	71	17	—
JPMorgan Income Fund Class R6 Shares (a)	—	1,474	—	—	—	1,474	155	—	—
JPMorgan International Advantage Fund Class R6 Shares (a)	13,392	1,083	17,535	1,112	1,948	—	—	365	1
JPMorgan International Equity Fund Class R6 Shares (a)	—	22,432	615	(5)	(109)	21,703	1,070	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	30,222	12,989	5,003	102	8,008	46,318	1,739	426	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	27,654	9,429	11,532	399	6,552	32,502	1,654	740	—
JPMorgan Managed Income Fund Class L Shares (a)	196	4,310	4,504	(1)	(1)	—	—	12	—	(b)
JPMorgan Realty Income Fund Class R6 Shares (a)	10,702	4,416	956	(82)	2,125	16,205	1,140	136	436
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	2,920	1,242	1,012	61	1,180	4,391	59	22	101
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,497	600	650	110	566	2,123	70	6	125
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,852	160	536	(140)	1,217	2,553	77	14	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	30,314	11,097	5,409	42	7,487	43,531	2,164	288	2,181
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	15,995	118,982	122,284	—	—	12,693	12,693	4	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	24,846	15,459	4,213	69	7,366	43,527	1,284	368	829
JPMorgan Value Advantage Fund Class R6 Shares (a)	31,775	19,287	9,047	(479)	12,448	53,984	1,332	628	524

Total	$274,319	$269,656	$212,173	$2,848	$66,804	$401,454		$4,565	$8,655

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.